Trade and Other Receivables - Summary of Allowance for Expected Credit Losses Trade Receivables (Detail) - Trade Receivables [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Expected Credit Losses Collectively Assessed [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Gross carrying amount	$ 27,807
Loss allowance provision	(23)
Net carrying amount	27,784	$ 30,721
Not overdue [Member] | Expected Credit Losses Collectively Assessed [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Gross carrying amount	25,835
Loss allowance provision	(2)
Net carrying amount	$ 25,833	28,719
Not overdue [Member] | Bottom of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	0.0014%
Not overdue [Member] | Top of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	0.0799%
Overdue 1-30 Days [Member] | Expected Credit Losses Collectively Assessed [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Gross carrying amount	$ 892
Loss allowance provision	(2)
Net carrying amount	$ 890	1,154
Overdue 1-30 Days [Member] | Bottom of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	0.0393%
Overdue 1-30 Days [Member] | Top of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	1.548%
Overdue 31-180 Days [Member] | Expected Credit Losses Collectively Assessed [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Gross carrying amount	$ 541
Loss allowance provision	(7)
Net carrying amount	$ 534	480
Overdue 31-180 Days [Member] | Bottom of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	0.1752%
Overdue 31-180 Days [Member] | Top of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	14.8524%
Overdue More Than 180 Days [Member] | Expected Credit Losses Collectively Assessed [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Gross carrying amount	$ 539
Loss allowance provision	(12)
Net carrying amount	$ 527	$ 368
Overdue More Than 180 Days [Member] | Bottom of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	0.7592%
Overdue More Than 180 Days [Member] | Top of Range [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Expected loss rate	28.037%